Liquidity Risk - Summary of External Term Issuance, Sterling Equivalent (Details) - Liquidity risk - GBP (£) £ in Billions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 6.7	£ 9.4
Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	2.6	4.7
Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	1.5	3.9
Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	1.1	0.8
Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	3.6	4.7
Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	1.5	0.6
Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	1.8	4.0
Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.3	0.1
Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5	£ 0.0
Sterling
Disclosure of detailed information about borrowings [line items]
Borrowings	5.3
Sterling | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	1.5
Sterling | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.4
Sterling | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	1.1
Sterling | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	3.3
Sterling | Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	1.5
Sterling | Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	1.5
Sterling | Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.3
Sterling | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5
US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	1.1
US Dollar | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	1.1
US Dollar | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	1.1
US Dollar | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other
Disclosure of detailed information about borrowings [line items]
Borrowings	0.3
Other | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.3
Other | Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.3
Other | Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 0.0